Operations - Additional Information (Detail) R$ in Thousands					12 Months Ended
	Dec. 12, 2017 BRL (R$) shares	Jun. 30, 2017	Feb. 23, 2017 BRL (R$) shares	Nov. 04, 2016 BRL (R$)	Dec. 31, 2017 BRL (R$) JointVenture	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)	Dec. 31, 2014 BRL (R$)
Disclosure of background and operations [Line Items]
Percentage of ownership held		63.11%
Number of joint ventures | JointVenture					2
Proceed from sale of part of Radar and Radar II shares				R$ 1,053,768
Lock-up period renewal					5 years
PaymentsForReplacementStockOptionsAwards			R$ 275,780
Share capital					R$ 5,328	R$ 5,328
Equity					17,059,413	16,009,749	R$ 16,189,250	R$ 13,410,386
Equity attributable to controlling shareholders					6,038,757	6,272,463
Equity attributable to non - controlling shareholders					R$ 11,020,656	R$ 9,737,286
Capital Reserve [member]
Disclosure of background and operations [Line Items]
Fair value of share received			R$ 97,924
Rumo S.A. [member]
Disclosure of background and operations [Line Items]
Percentage of ownership held					1.71%	0.86%
Number of shares exchange rights exercised | shares			11,479,987
Subsidiary Comgas [member]
Disclosure of background and operations [Line Items]
Put options amount | shares	21,805,645
Percentage of put options	16.77%
Number of sale in stock subsidiary | shares	17,187,937
Sales percentage of stock in subsidiary	4.21%
Proceeds in Sales of stock in subsidiary	R$ 208,650
Investment interest rate	3.00%
Share capital	R$ 1,041,960
Equity	(475,846)
Equity attributable to controlling shareholders	2,036
Equity attributable to non - controlling shareholders	R$ (477,882)
Cosan S A Industria E Comercio [member]
Disclosure of background and operations [Line Items]
Percentage of ownership held					58.21%	62.29%
Cosan S A Industria E Comercio [member] | Rumo S.A. [member]
Disclosure of background and operations [Line Items]
Percentage of ownership held					1.71%	0.86%
Cosan Logistica S.A. [member]
Disclosure of background and operations [Line Items]
Percentage of ownership held					72.53%	72.42%